Subsequent events (Details) - USD ($)			1 Months Ended
	Mar. 31, 2020	Mar. 12, 2020	May 31, 2020	Mar. 31, 2020	Jan. 31, 2020	Jan. 23, 2020	Nov. 18, 2019	Mar. 10, 2020
Nasdaq Capital Market[Member]
Subsequent Events (Textual)
Stock transaction							2,500,000
Subsequent Event [Member]
Subsequent Events (Textual)
Closing price					$ 1.54
Shares of common stock					3,403,037
Shares of common stock, fair value					$ 5,240,677
Total proceeds		$ 2,000,000
Ownership Percentage								100.00%
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Textual)
Shares of common stock			2,600,000	2,727,274
Stock transaction			1,400,000	1,500,000
Stock Price Pre Share	$ 0.55		$ 0.55	$ 0.55
Exercise price			$ 0.55	$ 0.55
Expire years			5 years 6 months	5 years 6 months
Subsequent Event [Member] | Purchasers [Member]
Subsequent Events (Textual)
Cash consideration paid	$ 600,000			$ 600,000
Disposition of asset	May 06, 2020			May 06, 2020
Subsequent Event [Member] | Hou Sing International Business Limited [Member]
Subsequent Events (Textual)
Stock transaction						2,000,000
Stock Price Pre Share						$ 1.00
Subsequent Event [Member] | CACM Group NY, Inc [Member]
Subsequent Events (Textual)
Ownership Percentage								80.00%
Subsequent Event [Member] | Baydolphin, Inc [Member]
Subsequent Events (Textual)
Ownership Percentage								20.00%